Cover	Aug. 05, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 05, 2022
Entity File Number	001-39493
Entity Registrant Name	SPIRE GLOBAL, INC.
Entity Central Index Key	0001816017
Entity Tax Identification Number	85-1276957
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8000 Towers Crescent Drive
Entity Address, Address Line Two	Suite 1100
Entity Address, City or Town	Vienna
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	202
Local Phone Number	301-5127
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	SPIR
Security Exchange Name	NYSE
Redeemable Warrants [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50
Trading Symbol	SPIR.WS
Security Exchange Name	NYSE